Share-based compensation - Stock appreciation rights - Changes in SARs (Details) - Stock appreciation rights	6 Months Ended
Jun. 30, 2021 $ / shares shares
Balance, No. of Units (Beginning) | shares	3,094,003
Balance, Weighted average exercise price (Begining) | $ / shares	$ 6.80
SARs granted during the year ended | shares	610,691
SARs granted during the year ended | $ / shares	$ 4.28
SARs forfeited during the year ended | shares	0
SARs forfeited during the year ended | $ / shares	$ 0
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	3,704,694
Balance, Weighted average exercise price (Ending) | $ / shares	$ 6.40